Property, plant and equipment - Schedule of capital commitment (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 2,693,772	$ 623,800
2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	636,533
2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	874,853
2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	1,014,989
2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	167,398
Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	755,340
Tankers | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	129,340
Tankers | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	95,370
Tankers | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	463,310
Tankers | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	67,320
Dry bulk vessels
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	1,316,062
Dry bulk vessels | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	311,773
Dry bulk vessels | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	573,421
Dry bulk vessels | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	355,518
Dry bulk vessels | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	75,350
Container vessels
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	143,373
Container vessels | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	90,802
Container vessels | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	15,009
Container vessels | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	37,562
Container vessels | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
Chemical tankers
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	214,272
Chemical tankers | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	68,972
Chemical tankers | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	47,200
Chemical tankers | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	98,100
Chemical tankers | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	0
CSOVs
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	264,725
CSOVs | 2024
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	35,646
CSOVs | 2025
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	143,853
CSOVs | 2026
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	60,499
CSOVs | 2027
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 24,728